Condensed Consolidated Statement of Stock Holder's Equity Deficit (Parenthetical) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series C Preferred Stock [Member]
Convertible preferred stock, issuance costs		$ 750	$ 261	$ 1,318	$ 6,274
Common Class C [Member]
Payments of Stock Issuance Costs	$ 900
Convertible preferred stock, Purchase costs	900
Common Class A [Member]
Offering costs and underwriting discounts	$ 53,730
Series A Preferred Stock [Member]
Payments of Stock Issuance Costs					20
Convertible preferred stock, Purchase costs					$ 20